OPERATING EXPENSES - Schedule of operating expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
OPERATING EXPENSES
Cost of revenues	$ 13,018,053	$ 11,625,209	$ 27,092,577	$ 16,955,555	[1]	$ 9,602,058	[1]
Research and development expenses	1,500,488	572,851	1,877,907	1,038,547	[1]	541,241	[1]
General and administrative expenses	5,668,357	3,390,391	9,040,589	6,053,503	[1]	3,234,773	[1]
Selling and marketing expenses	3,210,771	235,184	1,646,144	1,256,315	[1]	257,330	[1]
Total	$ 23,397,669	$ 15,823,635	$ 39,657,217	$ 25,303,920		$ 13,635,402

[1]	See restatement of financial statements in note 2.4 for further details.